Income Taxes (Schedule Of Tax Effects Of The Cumulative Temporary Differences Between The Tax Bases Of Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Income Taxes [Abstract]
Net operating loss carryforwards	$ 8,122	$ 23,759
Tax credit carryforwards	64,067	66,437
Inventories	144,934	145,239
Stock-based compensation	73,496	68,854
Accrued liabilities and other	212,715	162,453
Deferred income tax assets	503,334	466,742
Unrealized gain on available-for-sale securities	(11,252)	(9,360)
Property, plant and equipment	(206,661)	(190,236)
Intangible assets	(332,098)	(381,050)
Deferred income tax liabilities	(550,011)	(580,646)
Net deferred income tax assets (liabilities)	$ (46,677)	$ (113,904)